FORM 13F


                                                      --------------------------
                                                            OMB Approval
                                                      --------------------------
                                                      OMB Number: 3235-0006
                                                      Expires:  October 31, 2000
                                                      Estimated average
                                                        burden hours per
                                                        response:........24.7
                                                      --------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2000

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [  ] is a restatement.
                              [  ] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                            -------------------------
                            San Francisco, California
                                February 14, 2001



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       118

                    Form 13 F Information Table Value Total:

                             $2,813,333 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.

Farallon Capital Management, L.L.C.
FORM 13F
December 31, 2000
Column 1                      Column 2            Column 3     Column 4      Column 5       Column 6   Column 7       Column 8
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                                Value     Shares/  Sh/ Put/ Investment Other
Name of Issuer                  Title of class     CUSIP       (x1000)    Prn Amt  Prn Call Discretion Managers   Sole   Shared None
-------------------------      ----------------   --------    -------    --------- --- ---- ---------- -------- -------- ------ ----

Acnielsen Corp                COM                 004833109    37,229    1,027,000 SH        Other      01     1,027,000
Adaptec Inc                   sb nt cv 4.75%04    00651fac2    20,457   25,772,000 PRN       Other      01    25,772,000
Adaptec Inc.                  COM                 00651F108     5,756      565,000 SH        Other      01       565,000
ADC Telecomm                  COM                 000886101     2,825      155,867 SH        Other      01       155,867
Alcoa Inc                     COM                 013817101     5,667      169,176 SH        Other      01       169,176
Allergan Specialty Therapy    CL A                018494104    34,446    1,198,121 SH        Other      01     1,198,121
American Standard Co.
  Inc Del                     COM                 029712106    19,745      400,400 SH        Other      01       400,400
Amresco Capital Trust         com sh ben int      031919103    15,023    1,722,011 SH        Other      01     1,722,011
Anadarko Pete corp            COM                 032511107    18,762      263,953 SH        Other      01       263,953
Applied Mat Inc               COM                 038222105     3,110       81,438 SH        Other      01        81,438
Applied Micro Circ Corp       COM                 03822W109     2,990       39,739 SH        Other      01        39,739
Argosy Gaming                 COM                 040228108       537       28,000 SH        Other      01        28,000
Astec Industries Inc          COM                 046224101     1,782      135,100 SH        Other      01       135,100
AT&T Canada                   deps rcpt cl b      00207Q202    48,988    1,682,000 SH        Other      01     1,682,000
AT&T Corp                     COM                 001957109    25,386    1,466,357 SH        Other      01     1,466,357
Battle Mtn Gold               COM                 071593107       523      310,000 SH        Other      01       310,000
Biovail Corp Int              wt exp 093002       09067J117    61,014      513,800 SH        Other      01       513,800
Broadcom Corp                 CL A                111320107     2,833       33,700 SH        Other      01        33,700
Brookfield Properties Corp.   COM                 112900105    16,256      923,103 SH        Other      01       923,103
Capital Pacific Hldgs Inc     COM                 14040M104     7,727    2,809,851 SH        Other      01     2,809,851
Cardinal Health Inc.          COM                 14149Y108     3,198       32,100 SH        Other      01        32,100
Catalytica Energy Systems     COM                 148884109     3,203      185,691 SH        Other      01       185,691
C-Cube Microsystems Inc. new  COM                 12501N108     6,142      509,200 SH        Other      01       509,200
Chris Craft Inc.              COM                 170520100    21,440      322,400 SH        Other      01       322,400
Citadel Communications        COM                 172853202    15,553    1,302,910 SH        Other      01     1,302,910
Citigroup Inc                 COM                 172967101    51,967    1,017,720 SH        Other      01     1,017,720
City Investing Co Liq. Tr     unit ben int        177900107    15,975   11,888,029 SH        Other      01    11,888,029
Clear Channel Comm            COM                 184502102     4,937      101,926 SH        Other      01       101,926
Coastal Corp                  COM                 190441105     5,034       57,000 SH        Other      01        57,000
Consorcio G Grupo
   Dina S A CV                sub db cv 8%04      210306AB2     4,482   52,734,000 PRN       Other      01    52,734,000
Corning inc                   COM                 219350105     1,811       34,296 SH        Other      01        34,296
Cypress Semiconductor corp    sb nt cv 3.75%05    232806AF6    33,430   47,335,000 PRN       Other      01    47,335,000
Daisytek Int'l Corp           COM                 234053106       572       85,100 SH        Other      01        85,100
Davita Inc                    COM                 23918k108    13,835      807,900 SH        Other      01       807,900
Delhaize America              CLA                 246688105    17,114      967,592 SH        Other      01       967,592
Devon Energy                  COM                 25179M103     8,277      135,762 SH        Other      01       135,762
Edgewater Tech                COM                 280358102       306       47,000 SH  PUT   Other      01        47,000
Elan PLC                      WT EXP 083105       G29539163     1,374    1,374,400 SH        Other      01     1,374,400
Elan PLC                      WT EXP 123102       G29539155     5,068    1,374,400 SH        Other      01     1,374,400
Elan PLC                      WT EXP 011403       284131802    11,000      250,000 SH        Other      01       250,000
Elan PLC                      RT                  G29539148     1,829    2,340,700 SH        Other      01     2,340,700
El Paso Electric Co.          COM New             283677854     1,959      148,394 SH        Other      01       148,394
EMC Corp Mass                 COM                 268648102     7,855      118,124 SH        Other      01       118,124
Emcor Group Inc.              COM                 29084Q100     1,808       70,900 SH        Other      01        70,900
Emcor Group Inc.              sb nt cv 5.75%05    29084QAC4     2,040    2,000,000 PRN       Other      01     2,000,000
Fidelity National Finl        COM                 316326107     5,007      135,563 SH        Other      01       135,563
Fisher Scientific Intl        COM new             338032204    12,468      338,103 SH        Other      01       338,103
Flextronics Intl Ltd          ORD                 Y2573F102     4,929      172,946 SH        Other      01       172,946
Gartner Group New             CL B                366651206     7,097    1,119,380 SH        Other      01     1,119,380
General Semiconductor Inc.    COM                 370787103     3,434      549,452 SH        Other      01       549,452
Golden State Bancorp          COM                 381197102    39,338    1,251,300 SH        Other      01     1,251,300
Golden State Bancorp          WT EXP 000000       381197136     4,157    3,500,238 SH        Other      01     3,500,238
Honeywell Intl                COM                 438516106   363,507    7,683,100 SH        Other      01     7,683,100
I2 Tech Inc                   COM                 465754109     4,578       84,100 SH        Other      01        84,100
Infinity Broadcasting CP New  CL A                45662S102   163,929    5,934,075 SH        Other      01     5,934,075
Informix Corp                 COM                 456779107       799      269,150 SH        Other      01       269,150
Infospace                     COM                 45678T102     1,165      131,765 SH        Other      01       131,765
Innovative Solutions
  & Support                   COM                 45769N105       861       49,200 SH        Other      01        49,200
Intel Corp                    COM                 458140100    18,179      604,708 SH        Other      01       604,708
Interlogix Inc.               COM                 458763109     9,493      502,924 SH        Other      01       502,924
Intermedia Communications     COM                 458801107     5,097      709,100 SH        Other      01       709,100
JDS Uniphase Corp             COM                 46612J101     4,279      102,500 SH        Other      01       102,500
Juno Lighting                 COM New             482047206     2,676      535,202 SH        Other      01       535,202
Keebler Foods                 COM                 487256109     2,320       56,000 SH        Other      01        56,000
Koger Equity Inc              COM                 500228101    18,920    1,215,727 SH        Other      01     1,215,727
Korn Ferry International      COM New             500643200    36,743    1,729,100 SH        Other      01     1,729,100
Loews Corp.                   COM                 540424108    20,806      200,900 SH        Other      01       200,900
Martin Marietta Materials     COM                 573284106     9,822      232,200 SH        Other      01       232,200
Maxicare Health Plans Inc     COM New             577904204     2,084    2,300,000 SH        Other      01     2,300,000
McLeod USA                    CL A                582266102     1,242       87,945 SH        Other      01        87,945
MCN Energy Corp               COM                 55267J100    32,763    1,183,300 SH        Other      01     1,183,300
Mesaba Hldgs                  COM                 59066B102     7,789      620,000 SH        Other      01       620,000
Molex Inc                     CL A                608554200       382       15,000 SH        Other      01        15,000
Momentum Business Apps        CL A                60877P108     7,584      722,324 SH        Other      01       722,324
Morgan JP & Co Inc            COM                 616880100   104,788      623,300 SH        Other      01       623,300
Niagara Mohawk Power hldgs    COM                 653520106    60,719    3,638,600 SH        Other      01     3,638,600
Nortel Inversora S A          Spon adr pfd B      656567401    38,470    4,808,690 SH        Other      01     4,808,690
Old Kent Financial            COM                 679833103    62,191    1,421,500 SH        Other      01     1,421,500
On Command Corp               COM                 682160106     4,976      585,400 SH        Other      01       585,400
Open TV                       CL A                G67543101       165       16,092 SH        Other      01        16,092
Openwave Sys                  COM                 683718100     2,541       53,425 SH        Other      01        53,425
Pacific Gulf Properties       COM                 694396102     6,266    1,023,100 SH        Other      01     1,023,100
Panamsat corp new             COM                 697933109     3,089       89,200 SH        Other      01        89,200
Pfizer Inc                    COM                 717081103    24,427      531,025 SH        Other      01       531,025
Pharmacia                     COM                 71713U102    44,548      730,300 SH        Other      01       730,300
Playtex Products              COM                 72813P100     6,450      670,100 SH        Other      01       670,100
PMC - Sierra Inc.             COM                 69344F106     2,217       28,200 SH        Other      01        28,200
Profit Recovery Grp           COM                 743168106    12,400    1,954,700 SH        Other      01     1,954,700
PSI Net                       COM                 74437C101        43       57,209 SH        Other      01        57,209
PSS World Medical             COM                 69366A100     8,460    1,692,100 SH        Other      01     1,692,100
R & B Falcon                  COM                 74912E101    98,223    4,282,200 SH        Other      01     4,282,200
Rite Aid                      COM                 767754104     3,243    1,365,314 SH        Other      01     1,365,314
Rubio's Restaurants           COM                 78116B102     1,435      560,011 SH        Other      01       560,011
Scripps EW Ohio Co            CL A                811054204    30,784      489,600 SH        Other      01       489,600
Sealed Air corp new           PFD cv a $2         81211K209    50,855    1,576,901 SH        Other      01     1,576,901
Security Capital US rlty      Spons Adr           814136206       416       18,400 SH        Other      01        18,400
Shandong Huaneng Power        Spons Adr N         819419102    11,147    1,391,600 SH        Other      01     1,391,600
Shaw Industries               COM                 820286102    17,962      948,500 SH        Other      01       948,500
Solutia Inc                   COM                 834376105    23,874    1,989,500 SH        Other      01     1,989,500
Station Casinos               COM                 857689103    11,696      783,000 SH        Other      01       783,000
Summit Bancorp                COM                 866005101    21,534      563,900 SH        Other      01       563,900
Sun Intl Hotels Ltd           ORD                 P8797T133     1,310       55,139 SH        Other      01        55,139
Synavant                      COM                 87157A105       249       53,085 SH        Other      01        53,085
Telecom Argentina Stet France Spons Adr Rep B     879273209    22,949    1,462,900 SH        Other      01     1,462,900
Telephone & Data Sys Inc      COM                 879433100    28,674      318,600 SH        Other      01       318,600
U S Bancorp Del               COM                 902973106   158,634    5,435,000 SH        Other      01     5,435,000
United Stationers Inc         COM                 913004107    63,138    2,544,600 SH        Other      01     2,544,600
US Airways Group Inc          COM                 911905107     3,164       78,000 SH  PUT   Other      01        78,000
Usec Inc.                     COM                 90333E108     1,210      280,600 SH        Other      01       280,600
UST Inc                       COM                 902911106     5,332      190,000 SH        Other      01       190,000
Veritas Software Corp         COM                 923436109    79,188      905,008 SH        Other      01       905,008
Vitesse Semiconductor         COM                 928497106     3,407       61,600 SH        Other      01        61,600
Voicestream Wireless          COM                 928615103   367,643    3,653,600 SH        Other      01     3,653,600
Waste Management Inc Del      COM                 94106L109    36,214    1,305,000 SH        Other      01     1,305,000
Western Resources Inc         COM                 959425109    13,183      531,300 SH        Other      01       531,300
Willamette Industries         COM                 969133107     5,398      115,000 SH        Other      01       115,000
Xcel Energy Inc.              COM                 98389B100     3,761      129,400 SH        Other      01       129,400
XO Communications             CL A                983764101     4,247      238,444 SH        Other      01       238,444
